Fair Value Measurements - Fair Assets and Liabilities at Fair Value on Recurring Basis (Details) - Fair Value, Recurring - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Level 1
Assets:
Assets, fair value	$ 71,943	$ 96,661	$ 4
Level 1 | Money market funds, included in cash and cash equivalents
Assets:
Assets, fair value	71,943	96,661	4
Level 2
Assets:
Assets, fair value	0	0	0
Level 2 | Money market funds, included in cash and cash equivalents
Assets:
Assets, fair value	0	0	0
Level 3
Assets:
Assets, fair value	0	0	0
Level 3 | Money market funds, included in cash and cash equivalents
Assets:
Assets, fair value	$ 0	$ 0	$ 0